Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]
Equity Award Timing Practices

The Compensation Committee of the Board does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Throughout the year, the Compensation Committee may grant equity awards for a new hire, a significant promotion, or other special circumstances.

Award Timing Method [Text Block]	Throughout the year, the Compensation Committee may grant equity awards for a new hire, a significant promotion, or other special circumstances.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee of the Board does not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false